Related Party Transactions	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

The Company's parent, Fresenius SE & Co. KGaA (“Fresenius SE”), a German partnership limited by shares, owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”). Fresenius SE, the Company's largest shareholder, owns approximately 31.2% of the Company's voting shares at March 31, 2013.

a)       Service and Lease Agreements

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the three-months ended March 31, 2013 and 2012, amounts charged by Fresenius SE to the Company under the terms of these agreements were $23,973 and $17,299, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged $1,719 and $1,625 for services rendered to the Fresenius SE Companies during the first three months of 2013 and 2012 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies $6,569 and $6,348 during the three months ended March 31, 2013 and 2012, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was $4,511 and $3,035, respectively, for its management services during the three months ended March 31, 2013 and 2012.

b)       Products

For the first three months of 2013 and 2012, the Company sold products to the Fresenius SE Companies for $7,215 and $5,919, respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of $10,364 and $11,835, respectively.

In addition to the purchases noted above, the Company currently purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. During the three-months ended March 31, 2013 and 2012, FMCH, a 100% owned subsidiary of the Company and its principal North American subsidiary, acquired approximately $4,560 and $4,269, respectively, of heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE's cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties.

At March 31, 2013, the Company had borrowings outstanding with Fresenius SE of €3,200 ($4,098) at an interest rate of 1.492%, due on April 30, 2013. At December 31, 2012, the Company provided a loan to Fresenius SE of €20,900 ($27,575 at December 31, 2012) at an interest rate of 1.484% which was due and paid on January 11, 2013.

On August 19, 2009, the Company borrowed €1,500 ($1,921 at March 31, 2013) from the General Partner at 1.335%. The loan repayment has been extended periodically and is currently due August 20, 2013 at an interest rate of 2.132%.

At March 31, 2013, the Company had a Chinese Yuan Renminbi (“CNY”) loan of 357,413 ($57,496 at March 31, 2013) outstanding with a subsidiary of Fresenius SE at an interest rate of 6.1% and a maturity date of May 23, 2014.

d) Other

The Company, at March 31, 2013, had a receivable from Fresenius SE in the amount of €4,770 ($6,108) resulting from being a party to a German trade tax group agreement with Fresenius SE for the fiscal years 1997-2001.